Other Operating Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income [Abstract]
Gain from the sale of non-current assets held for sale	$ 3,821,089	$ 0	$ 0
Adjustments and Interest on Miscellaneous Receivables	1,270,640	763,230	300,459
Rental of safe deposit boxes	706,423	826,191	854,614
Income related to foreign trade	318,465	339,811	124,303
Services Rendered	221,082	237,551	282,999
Proceeds From Electronic Transactions	146,827	187,716	134,545
Other Miscellaneous Operating Income	2,316,823	886,714	1,292,317
Total Other Operating Income	$ 8,801,349	$ 3,241,213	$ 2,989,237